Other investments - Summary of Other investments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	$ 1,241	$ 377
Current investments	3,240	1,298
Other investments	4,481	1,675
Time deposits [member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	2		[1]
Current investments	3,176	1,282
Debt investments – at FVTPL [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	621	234
Current investments	64	16
Equity investments – at FVTPL [Member]
Disclosure of Detailed Information About Other Investment Explanatory [Line Items]
Non-current investments	$ 618	$ 143

[1]	Amount less than $1 million